Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	7. Inventories

	As of December 31,
(in thousands of $)	2025	2024	2023
Raw materials and consumables	$335,540	$337,832	$240,836
Inventories in process	55,535	26,357	47,074
Finished goods	82,455	43,044	22,640
Total inventories	$473,530	$407,233	$310,550
The cost of inventories, which is recognized under “Cost of sales” in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss, amounted to $243 million for the year ended
December 31, 2025 (compared to $168 million for the year ended December 31, 2024 and $101 million for the year ended December 31, 2023).
The Company has pre-launch inventory awaiting regulatory approval amounting to $37 million as of the year ended
December 31, 2025 compared to $5 million as of December 31, 2024 and $101 million as of December 31, 2023.